Capitalised finance leases	12 Months Ended
Dec. 31, 2017
Disclosure Of Capitalised Finance Leases [Abstract]
Capitalised finance leases

23 Capitalised finance leases

		2017	2016
	Note	US$m	US$m
Present value of minimum lease payments
Total minimum lease payments		57	45
Effect of discounting		(4)	-
	22	53	45

Payments under capitalised finance leases
Due within 1 year		4	21
Between 1 and 3 years		14	8
Between 3 and 5 years		28	6
More than 5 years		11	10
		57	45